Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2020
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2020
Machinery and equipment	$5,609,567	$-	$5,609,567
Furniture and office equipment	479,579	(366,953)	112,626
Transportation equipment	491,025	(157,378)	333,647
Leasehold improvements	51,658	(19,805)	31,853
Mineral property	350,000	-	350,000
	$6,981,829	$(544,136)	$6,437,693

		Accumulated
	Cost	Depreciation	Net
December 31, 2019
Machinery and equipment	$5,609,567	$-	$5,609,567
Furniture and office equipment	479,579	(360,224)	119,355
Transportation equipment	491,025	(132,827)	358,198
Leasehold improvements	51,658	(18,056)	33,602
Mineral property	350,000	-	350,000
	$6,981,829	$(511,107)	$6,470,722